Subsequent Events (Details) $ in Thousands		6 Months Ended
	Jul. 12, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 12, 2021 $ / shares
Proceeds from issuance of ordinary shares		$ 634,909	$ 118,341
Subsequent Events | Over-allotment option
Number of ordinary shares issued | shares	15,600,000
Share price | $ / shares				$ 40.10
Proceeds from issuance of ordinary shares	$ 80,200